SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2) SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are presented to assist the reader in evaluating these Consolidated Financial Statements and, together with the following notes, are an integral part of the Consolidated Financial Statements.

a) Basis of Preparation

Enerplus' Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). These Consolidated Financial Statements present Enerplus' financial position as at December 31, 2013 and 2012 and results of operations for the years ended December 31, 2013, and the 2012 and 2011 comparative periods.

i. Functional and Reporting Currency

These Consolidated Financial Statements are presented in Canadian dollars, which is Enerplus' functional currency. All financial information presented in Canadian dollars has been rounded to the nearest thousand unless otherwise indicated.

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Significant estimates made by management include: oil and natural gas reserves and related present value of future cash flows, depreciation, depletion, amortization and accretion ("DDA&A"), impairment, asset retirement obligations, income taxes, contingent assets and liabilities, goodwill, share-based compensation and the fair value of derivative instruments. Enerplus uses the most current information available and exercises judgment in making these estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company's significant accounting policies.

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus' proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

The acquisition method of accounting is used to account for acquisitions of companies and assets that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

b) Revenue

Revenue associated with the sale of oil and natural gas is recognized when title passes from the Company to its customers if collectability is reasonably certain and the sales price is determinable. Revenue is measured at the fair value of the consideration received or receivable based on price, volumes delivered and contractual delivery points. Realized gains and losses from commodity price risk management activities are recognized in revenue when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in revenue based on the changes in fair value of the contracts at the end of the respective reporting period.

c) Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding oil and natural gas reserves are capitalized, including general and administrative costs directly attributable to these activities. These costs are recorded on a country-by-country cost centre basis as oil and natural gas properties subject to depletion ("full cost pool"). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved oil and natural gas properties is depleted using the unit of production method, as determined using a constant price assumption of the simple average of the preceding twelve months' first-day-of-the-month commodity prices ("SEC prices"). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis. Enerplus limits capitalized costs of proved and unproved oil and natural gas properties, net of accumulated depletion and deferred income taxes, to the estimated future net cash flows from proved oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties. If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher oil and natural gas prices subsequently increase the ceiling.

Proceeds on property dispositions are accounted for as a reduction to the full cost pool without recognition of a gain or loss, unless the deduction significantly alters the relationship between capitalized costs and proved reserves in the cost centre.

d) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements and computer equipment. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

e) Goodwill

Enerplus recognizes goodwill relating to corporate acquisitions when the total purchase price exceeds the fair value of the net identifiable assets and liabilities acquired. The portion of goodwill that relates to U.S. operations fluctuates due to changes in foreign exchange rates. Goodwill is stated at cost less impairment and is not amortized. Goodwill is not deductible for income tax purposes.

Impairment testing is performed on an annual basis or more frequently if events or changes in circumstances indicate that goodwill may be impaired. If the fair value of the consolidated reporting unit is less than its book value (including goodwill), then goodwill is reduced to its implied fair value and the amount of the impairment is charged against earnings.

f) Asset Retirement Obligations

Enerplus' oil and natural gas operating activities give rise to dismantling, decommissioning and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability resulting from revisions to estimated timing of cash flows, or changes in the credit-adjusted risk-free rate are recognized as a change in the asset retirement obligation and related capitalized asset retirement cost.

Amortization of capitalized decommissioning costs and increases in asset retirement obligations resulting from the passage of time are recorded as amortization and accretion, respectively, which are included in depreciation, depletion, amortization and accretion and charged against net income.

g) Income Tax

Income tax expense is comprised of current and deferred income tax. Current income tax is the expected tax payable or refund on taxable income or loss for the year, using rates enacted at the reporting date. Deferred income tax is recognized using the liability method of accounting for income taxes. Under this method, deferred tax is recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted income tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax is recognized in net income except to the extent that it relates to items recognized directly in shareholders' equity. Deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. The Company routinely reviews deferred tax assets and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes the financial statement effects of an uncertain tax position when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. The amount of tax benefit recognized is the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxation authority. The Company recognizes potential penalties and interest related to uncertain tax positions in income tax expense.

The effect of changes in enacted income tax rates or laws, for both current and deferred income tax, is recognized in net income in the period of enactment.

h) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs used in determining the fair value are characterized according to the following fair value hierarchy:

Level 1 – Inputs represent quoted market prices in active markets for identical assets or liabilities, such as exchange traded commodity derivatives

Level 2 – Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs

Level 3 – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

Non-derivative financial instruments comprise cash, marketable securities, accounts receivable, accounts payable, dividends payable and debt. Cash is classified as held-for-trading and carried at cost, which approximates fair value due to the short-term nature of the instrument, based on a Level 1 designation. Accounts receivable are classified as loans and receivables and are carried at amortized cost less any allowance for impairment. Accounts payable, dividends payable and long-term debt are classified as other financial liabilities and are carried at amortized cost.

Enerplus holds certain marketable securities in entities involved in the oil and gas industry. These investments may include both publicly traded and unlisted marketable securities. Publicly traded investments are classified as available-for-sale and carried at fair value based on a Level 1 designation, with changes in fair value recorded in other comprehensive income. Fair values are determined by reference to quoted market bid prices at the close of business on the balance sheet date. Unlisted marketable securities are carried at cost. When investments are ultimately sold any gains or losses are recognized in net income and any unrealized gains or losses previously recognized in other comprehensive income are reversed.

Enerplus capitalizes transaction costs and premiums on long-term debt. These costs are amortized using the effective interest method.

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations. Enerplus has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, all financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income. The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus' accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Enerplus' physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company's expected purchase, sale or usage requirements. As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

i) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to Canadian dollars using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to Canadian dollars using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income in the period in which they arise.

ii. Foreign operations

Assets and liabilities of Enerplus' U.S. operations are translated into Canadian dollars at period end exchange rates while revenues are translated using average rates for the period. Gains and losses from the translation are deferred and included in the cumulative translation adjustment ("CTA") which is recorded in accumulated other comprehensive income ("AOCI").

j) Share-Based Compensation

Enerplus' share-based compensation plans include its Stock Option Plan and long-term incentive plans.

Under Enerplus' Stock Option Plan, employees are granted options to purchase common shares of the Company at an exercise price equal to the market value of the common shares on the date the options are granted. Options granted are exercisable in thirds over the three year vesting schedule and expire seven years after the date the options are granted. Enerplus uses the Black-Scholes option pricing model to calculate the grant date fair value of stock options granted under the Company's Stock Option Plan. This amount is charged to earnings as share-based compensation over the vesting period of the options, with a corresponding increase in paid-in capital. When options are exercised, the proceeds, together with the amount recorded in paid-in capital, are recorded to share capital. The Company is authorized to issue up to 10% of outstanding common shares from treasury as options are exercised.

Enerplus' long-term incentive plans include its Restricted Share Unit ("RSU"), Performance Share Unit ("PSU") and Director Share Unit ("DSU") plans. Under Enerplus' RSU plan, employees receive cash compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. Upon vesting, the plan participants receive a cash payment based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

Under Enerplus' PSU plan, executives and management receive cash compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. Upon vesting, the plan participants receive a cash payment based on the value of the underlying shares plus notional accrued dividends. The payment is subject to a multiplier that ranges from 0 to 2.0 depending on Enerplus' performance compared to the TSX oil and gas index over the vesting period.

Under Enerplus' DSU plan, directors receive cash compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual non-cash retainer value and they vest upon the director leaving the Board. Upon vesting, the plan participants receive a cash payment based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

Enerplus recognizes a liability for its long-term incentive plans based on their estimated fair value which is determined using the current market price of the Company's shares, accumulated dividends, and estimated performance multipliers, where applicable. The liability is re-measured at each reporting date and on the settlement date with any changes in fair value recorded as share-based compensation, which is included in general and administrative expenses.

k) Net Income Per Share

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from the exercise of all stock options would be used to repurchase common shares at the average market price.

l) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

m) Recent Pronouncements Issued

As of January 1, 2014 Enerplus will adopt the following FASB accounting standards updates, which have been issued but are not yet effective. The adoption of these standards is not expected to have any material impact on Enerplus' financial statements.

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Accounting Standards Update 2013-04, Obligations resulting from Joint and Several Liability Arrangements
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Accounting Standards Update 2013-05, Parent's Accounting for Cumulative Translation Adjustments upon Derecognition of Certain Subsidiaries
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Accounting Standards Update 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists